Investments in associates and joint ventures (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	$ 4,547
Investments in associates and joint ventures, ending balance	$ 5,029
Alianca Geracao Energia S. A. [Member] | Energy [Member]
IfrsStatementLineItems [Line Items]
Business	Energy
Ownership interest in associates and joint ventures	30.00%
Investments in associates and joint ventures, beginning balance
Equity results in income statement	8
Dividends declared	(6)
Translation adjustment
Fair value remeasurement	238
Other
Investments in associates and joint ventures, ending balance	$ 240
Alianca Norte Energia Participacoes S. A. [Member] | Energy 1 [Member]
IfrsStatementLineItems [Line Items]
Business	Energy
Ownership interest in associates and joint ventures	51.00%
Investments in associates and joint ventures, beginning balance	$ 74
Equity results in income statement	(16)
Translation adjustment	8
Investments in associates and joint ventures, ending balance	$ 66
Anglo American Minerio De Ferro Brasil S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Business	Iron ore
Ownership interest in associates and joint ventures	15.00%
Investments in associates and joint ventures, beginning balance	$ 663
Equity results in income statement	121
Dividends declared	(145)
Other	10
Investments in associates and joint ventures, ending balance	$ 649
Companhia Coreano Brasileira De Pelotizacao [Member] | Pellets [Member]
IfrsStatementLineItems [Line Items]
Business	Pellets
Ownership interest in associates and joint ventures	50.00%
Investments in associates and joint ventures, beginning balance	$ 75
Equity results in income statement	12
Dividends declared	(9)
Translation adjustment	10
Investments in associates and joint ventures, ending balance	$ 88
Companhia Hispano Brasileira De Pelotizacao [Member] | Pellets 1 [Member]
IfrsStatementLineItems [Line Items]
Business	Pellets
Ownership interest in associates and joint ventures	50.89%
Investments in associates and joint ventures, beginning balance	$ 42
Equity results in income statement	6
Dividends declared	(8)
Translation adjustment	4
Investments in associates and joint ventures, ending balance	$ 44
Companhia Italo Brasileira De Pelotizacao [Member] | Pellets 2 [Member]
IfrsStatementLineItems [Line Items]
Business	Pellets
Ownership interest in associates and joint ventures	50.90%
Investments in associates and joint ventures, beginning balance	$ 61
Equity results in income statement	4
Dividends declared	(3)
Translation adjustment	8
Other	5
Investments in associates and joint ventures, ending balance	$ 75
Companhia Nipo Brasileira De Pelotizacao [Member] | Pellets 3 [Member]
IfrsStatementLineItems [Line Items]
Business	Pellets
Ownership interest in associates and joint ventures	51.00%
Investments in associates and joint ventures, beginning balance	$ 129
Equity results in income statement	21
Dividends declared	(10)
Translation adjustment	17
Investments in associates and joint ventures, ending balance	$ 157
MRS Logistica SA [Member] | Logistics [Member]
IfrsStatementLineItems [Line Items]
Business	Logistics
Ownership interest in associates and joint ventures	49.01%
Investments in associates and joint ventures, beginning balance	$ 591
Equity results in income statement	137
Translation adjustment	76
Investments in associates and joint ventures, ending balance	$ 804
Samarco Mineracao SA [Member] | Pellets 4 [Member]
IfrsStatementLineItems [Line Items]
Business	Pellets
Ownership interest in associates and joint ventures	50.00%
VLISA [Member] | Logistics 1 [Member]
IfrsStatementLineItems [Line Items]
Business	Logistics
Ownership interest in associates and joint ventures	29.60%
Investments in associates and joint ventures, beginning balance	$ 341
Equity results in income statement	67
Dividends declared	(40)
Translation adjustment	42
Investments in associates and joint ventures, ending balance	410
Other [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	70
Equity results in income statement	3
Dividends declared	(1)
Translation adjustment	8
Other	(20)
Investments in associates and joint ventures, ending balance	$ 60
PT Vale Indonesia Tbk [Member] | Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Business	Vale Base Metals
Ownership interest in associates and joint ventures	33.88%
Investments in associates and joint ventures, beginning balance	$ 1,885
Equity results in income statement	(31)
Dividends declared	(12)
Investments in associates and joint ventures, ending balance	$ 1,842
Vale Oman Distribution Center [Member] | Logistics 2 [Member]
IfrsStatementLineItems [Line Items]
Business	Logistics
Ownership interest in associates and joint ventures	50.00%
Investments in associates and joint ventures, beginning balance	$ 616
Equity results in income statement	33
Dividends declared	(55)
Investments in associates and joint ventures, ending balance	594
Equity Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	4,547
Equity results in income statement	365
Dividends declared	(289)
Translation adjustment	173
Other	(5)
Investments in associates and joint ventures, ending balance	5,029
Transfer to assets held for sale	238
Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	(583)
Equity Results And Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	$ (218)